UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-5364

American High-Income Trust
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

American High-Income TrustSM
Investment portfolio
December 31, 2005
unaudited

Bonds & notes — 88.07%	Principal Amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 82.67%
CONSUMER DISCRETIONARY — 25.80%
General Motors Acceptance Corp. 4.50% 2006	$4,000	$3,879
General Motors Acceptance Corp. 6.125% 2006	16,430	15,962
General Motors Acceptance Corp. 5.05% 2007[1]	4,000	3,801
General Motors Acceptance Corp. 6.125% 2007	10,000	9,549
General Motors Acceptance Corp. 6.125% 2007	5,000	4,637
General Motors Acceptance Corp. 6.15% 2007	10,000	9,448
General Motors Acceptance Corp. 5.85% 2009	21,200	18,979
General Motors Acceptance Corp. 6.875% 2011	28,315	25,851
General Motors Corp. 7.20% 2011	84,985	60,127
General Motors Acceptance Corp. 7.25% 2011	19,620	18,052
General Motors Acceptance Corp. 6.875% 2012	8,000	7,220
General Motors Acceptance Corp. 7.00% 2012	22,750	20,657
General Motors Corp. 7.125% 2013	9,250	6,151
General Motors Corp. 7.25% 2013	€3,000	2,377
General Motors Acceptance Corp. 6.61% 2014[1]	6,000	5,411
General Motors Corp. 7.70% 2016	2,500	1,631
General Motors Corp. 8.25% 2023	3,650	2,363
General Motors Corp. 8.375% 2033	5,000	3,325
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	14,105	14,105
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[2]	5,525	3,619
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[2]	6,000	3,210
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	2,850	1,304
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	39,950	39,950
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	24,625	23,578
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013[3]	5,000	4,787
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	29,800	29,800
Cinemark USA, Inc. 9.00% 2013	58,743	62,414
Cinemark, Inc. 0%/9.75% 2014[2]	28,275	21,065
Ford Motor Credit Co. 6.50% 2007	6,000	5,806
Ford Motor Credit Co. 5.80% 2009	2,250	1,964
Ford Motor Credit Co. 7.375% 2009	24,000	21,302
Ford Motor Credit Co. 5.70% 2010	6,000	5,105
Ford Motor Credit Co. 7.875% 2010	26,575	23,936
Hertz Corp. 8.875% 2014[3]	6,600	6,757
Hertz Corp. 10.50% 2016[3]	10,150	10,505
Technical Olympic USA, Inc. 9.00% 2010	25,011	25,417
Technical Olympic USA, Inc. 9.00% 2010	6,930	7,043
Technical Olympic USA, Inc. 7.50% 2011	17,225	15,438
Technical Olympic USA, Inc. 10.375% 2012	24,280	24,007
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,356
Tenneco Automotive Inc. 8.625% 2014	51,750	49,162
J.C. Penney Co., Inc. 8.00% 2010	19,495	21,449
J.C. Penney Co., Inc. 9.00% 2012	18,194	21,497
J.C. Penney Co., Inc. 7.65% 2016	2,650	3,026
J.C. Penney Co., Inc. 7.95% 2017	6,325	7,378
J.C. Penney Co., Inc. 7.125% 2023	850	951
J.C. Penney Co., Inc. 8.125% 2027	5,100	5,368
J.C. Penney Co., Inc. 7.40% 2037	725	814
J.C. Penney Co., Inc. 7.625% 2097	5,500	5,704
CanWest Media Inc., Series B, 8.00% 2012	60,258	61,839
Mohegan Tribal Gaming Authority 6.375% 2009	45,040	45,547
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	8,222
Mohegan Tribal Gaming Authority 7.125% 2014	6,275	6,455
AMC Entertainment Inc. 9.50% 2011	8,282	8,189
AMC Entertainment Inc., Series B, 8.625% 2012	15,825	16,616
AMC Entertainment Inc. 9.875% 2012	18,150	17,878
AMC Entertainment Inc. 8.00% 2014	16,340	14,869
Mirage Resorts, Inc. 6.75% 2007	5,700	5,807
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,356
Mirage Resorts, Inc. 6.75% 2008	4,800	4,890
MGM MIRAGE 6.00% 2009	21,677	21,650
Mandalay Resort Group 6.50% 2009	2,000	2,032
MGM MIRAGE 8.50% 2010	6,100	6,641
Mandalay Resort Group 6.375% 2011	1,500	1,498
MGM MIRAGE 6.75% 2012	1,700	1,732
MGM MIRAGE 6.625% 2015	3,375	3,383
William Lyon Homes, Inc. 7.625% 2012	13,100	11,626
William Lyon Homes, Inc. 10.75% 2013	20,395	21,160
William Lyon Homes, Inc. 7.50% 2014	22,260	19,366
K. Hovnanian Enterprises, Inc. 10.50% 2007	10,855	11,778
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	5,029
K. Hovnanian Enterprises, Inc. 8.875% 2012	13,475	14,069
K. Hovnanian Enterprises, Inc. 7.75% 2013	6,900	6,846
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,450	8,035
K. Hovnanian Enterprises, Inc. 6.25% 2016	6,000	5,597
Young Broadcasting Inc. 10.00% 2011	52,060	49,001
Young Broadcasting Inc. 8.75% 2014	2,325	2,061
Grupo Posadas, SA de CV 8.75% 2011[3]	46,225	47,381
Grupo Posadas, SA de CV 8.75% 2011	750	769
Telenet Communications NV 9.00% 2013	€16,575	21,809
Telenet Group Holding NV 0%/11.50% 2014[2,3]	31,147	25,696
Six Flags, Inc. 8.875% 2010	19,130	18,747
Six Flags, Inc. 9.75% 2013	15,905	15,686
Six Flags, Inc. 9.625% 2014	12,850	12,561
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,596
Royal Caribbean Cruises Ltd. 8.00% 2010	12,850	14,021
Royal Caribbean Cruises Ltd. 8.75% 2011	13,500	15,322
Royal Caribbean Cruises Ltd. 6.875% 2013	3,750	3,991
Quebecor Media Inc. 0%/13.75% 2011[2]	1,520	1,579
Quebecor Media Inc. 11.125% 2011	33,328	36,244
Sun Media Corp. 7.625% 2013	4,250	4,377
Kabel Deutschland GmbH 10.625% 2014[3]	39,505	41,777
Cooper-Standard Automotive Inc. 7.00% 2012	16,210	14,994
Cooper-Standard Automotive Inc. 8.375% 2014	34,005	26,014
Neiman Marcus Group, Inc. 9.00% 2015[3,4]	34,185	35,125
Neiman Marcus Group, Inc. 10.375% 2015[3]	5,000	5,106
Delphi Automotive Systems Corp. 6.55% 2006[5]	12,730	6,492
Delphi Automotive Systems Corp. 6.50% 2009[5]	34,600	17,646
Delphi Corp. 6.50% 2013[5]	17,190	8,724
Delphi Automotive Systems Corp. 7.125% 2029[5]	14,300	7,329
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	40,410	39,501
D.R. Horton, Inc. 5.00% 2009	4,000	3,966
D.R. Horton, Inc. 8.00% 2009	18,270	19,562
D.R. Horton, Inc. 9.75% 2010	3,000	3,407
D.R. Horton, Inc. 7.875% 2011	2,030	2,221
Schuler Homes, Inc. 10.50% 2011	4,280	4,622
D.R. Horton, Inc. 6.875% 2013	4,075	4,273
D.R. Horton, Inc. 5.25% 2015	1,500	1,412
Dollarama Group LP 8.875% 2012[3]	37,025	36,470
Boyd Gaming Corp. 7.75% 2012	25,925	27,286
Boyd Gaming Corp. 8.75% 2012	4,500	4,849
Boyd Gaming Corp. 6.75% 2014	3,000	2,992
Gaylord Entertainment Co. 8.00% 2013	20,509	21,586
Gaylord Entertainment Co. 6.75% 2014	13,600	13,396
NTL Cable PLC 8.75% 2014	21,325	22,391
NTL Cable PLC 8.75% 2014	€4,500	5,655
NTL Cable PLC 9.75% 2014	£3,000	5,323
Emmis Operating Co. 6.875% 2012	21,750	21,723
Emmis Communications Corp. 10.366% 2012[1]	10,550	10,642
American Media Operations, Inc., Series B, 10.25% 2009	17,130	15,717
American Media Operations, Inc. 8.875% 2011	17,615	15,061
Dillard’s, Inc. 6.69% 2007	1,075	1,091
Dillard Department Stores, Inc. 7.15% 2007	2,100	2,131
Dillard’s, Inc. 6.30% 2008	3,182	3,206
Dillard’s, Inc. 6.625% 2008	8,365	8,428
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,847
Dillard Department Stores, Inc. 7.85% 2012	1,000	1,045
Dillard’s, Inc. 6.625% 2018	3,000	2,786
Dillard’s, Inc. 7.00% 2028	3,000	2,797
Liberty Media Corp. 7.75% 2009	4,750	5,010
Liberty Media Corp. 5.70% 2013	11,675	10,937
Liberty Media Corp. 8.50% 2029	10,340	10,292
Liberty Media Corp. 8.25% 2030	4,075	4,013
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,941
Iesy Repository GmbH 10.125% 2015	€4,750	5,857
Iesy Repository GmbH 10.375% 2015[3]	22,850	23,878
Sealy Mattress Co. 8.25% 2014	27,400	28,359
Carmike Cinemas, Inc. 7.50% 2014	30,025	28,261
Payless ShoeSource, Inc. 8.25% 2013	25,250	26,512
Visteon Corp. 8.25% 2010	27,250	23,299
Visteon Corp. 7.00% 2014	2,615	2,033
Blockbuster Inc. 9.75% 2012[3]	28,080	24,851
Vidéotron Ltée 6.875% 2014	14,790	15,049
Vidéotron Ltée 6.375% 2015[3]	9,535	9,523
Warnaco, Inc. 8.875% 2013	22,375	24,221
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	3,875	3,972
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	17,925	19,852
WCI Communities, Inc. 9.125% 2012	10,047	10,047
WCI Communities, Inc. 7.875% 2013	3,285	3,113
WCI Communities, Inc. 6.625% 2015	11,925	10,434
Stoneridge, Inc. 11.50% 2012	22,917	23,433
Gray Communications Systems, Inc. 9.25% 2011	20,800	22,308
KB Home 6.25% 2015	21,525	20,938
Aztar Corp. 7.875% 2014	19,325	20,340
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	18,759	20,260
AOL Time Warner Inc. 6.15% 2007	20,000	20,255
Buffets, Inc. 11.25% 2010	17,900	18,347
PETCO Animal Supplies, Inc. 10.75% 2011	14,685	15,970
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,431
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	9,000	7,200
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,152
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	15,661
CSC Holdings, Inc., Series B, 8.125% 2009	1,750	1,776
Cablevision Systems Corp., Series B, 8.00% 2012	14,540	13,668
MDC Holdings, Inc. 7.00% 2012	10,000	10,602
MDC Holdings, Inc. 5.50% 2013	4,000	3,881
Regal Cinemas Corp., Series B, 9.375% 2012[6]	13,300	13,887
Standard Pacific Corp. 5.125% 2009	8,625	8,140
Standard Pacific Corp. 6.50% 2010	2,000	1,917
Standard Pacific Corp. 9.25% 2012	1,000	1,034
Standard Pacific Corp. 6.25% 2014	3,000	2,689
Adelphia Communications Corp. 10.25% 2006[5]	9,955	5,575
Adelphia Communications Corp. 10.25% 2011[5]	6,850	4,144
Century Communications Corp. 0% 2003[7]	4,565	3,880
EchoStar DBS Corp. 9.125% 2009	12,749	13,371
LBI Media, Inc. 10.125% 2012	12,530	13,360
Reader’s Digest Association, Inc. 6.50% 2011	13,390	13,156
Toys “R” Us, Inc. 7.875% 2013	14,388	11,510
Toys “R” Us, Inc. 7.375% 2018	1,500	1,087
Bombardier Recreational Products Inc. 8.375% 2013	12,170	12,246
Jostens IH Corp. 7.625% 2012	12,025	12,145
Radio One, Inc., Series B, 8.875% 2011	11,100	11,766
Hilton Hotels Corp. 7.625% 2008	4,700	4,909
Hilton Hotels Corp. 7.20% 2009	5,885	6,185
Hilton Hotels Corp. 8.25% 2011	115	126
Fisher Communications, Inc. 8.625% 2014	10,565	11,199
Riddell Bell Holdings Inc. 8.375% 2012	12,000	11,190
WDAC Subsidiary Corp. 8.375% 2014[3]	10,500	10,224
Lenfest Communications, Inc. 7.625% 2008	6,750	7,071
Comcast Corp. 10.625% 2012	2,245	2,791
GSC Holdings Corp. and GameStop, Inc. 7.875% 2011[1,3]	9,300	9,253
Lighthouse International Co. SA 8.00% 2014	€7,300	9,184
Seneca Gaming Corp. 7.25% 2012[3]	5,300	5,360
Seneca Gaming Corp. 7.25% 2012	3,440	3,479
Warner Music Group 7.375% 2014	7,760	7,741
Loews Cineplex Entertainment Corp. 9.00% 2014	7,475	7,587
TRW Automotive Acquisition Corp. 9.375% 2013	6,697	7,283
Entercom Radio, LLC 7.625% 2014	6,500	6,549
Toll Corp. 8.25% 2011	5,500	5,823
Dana Corp. 5.85% 2015	5,500	3,932
Beazer Homes USA, Inc. 8.375% 2012	1,650	1,724
Beazer Homes USA, Inc. 6.875% 2015	2,225	2,144
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	3,410	3,572
Harrah’s Operating Co., Inc. 8.00% 2011	3,189	3,528
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	3,525	3,459
RH Donnelley Inc. 10.875% 2012[3]	3,000	3,397
News America Inc. 6.75% 2038	2,990	3,172
Ameristar Casinos, Inc. 10.75% 2009	2,000	2,130
Boyds Collection, Ltd., Series B, 9.00% 2008[5,6]	8,122	2,112
ArvinMeritor, Inc. 8.125% 2015[3]	2,200	1,980
Key Plastics Holdings, Inc., Series B, 10.25% 2007[5,6]	9,650	—
		2,615,468

TELECOMMUNICATION SERVICES — 10.90%
Dobson Cellular Systems, Inc. 9.00% 2011[1]	4,000	4,180
American Cellular Corp., Series B, 10.00% 2011	57,575	62,757
Dobson Communications Corp. 8.40% 2012[1,3]	19,850	19,850
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	22,565
Dobson Communications Corp. 8.875% 2013	37,250	37,343
Triton PCS, Inc. 8.75% 2011	28,650	20,986
Triton PCS, Inc. 9.375% 2011	46,000	33,810
Triton PCS, Inc. 8.50% 2013	81,265	75,983
Qwest Capital Funding, Inc. 7.75% 2006	9,750	9,896
U S WEST Capital Funding, Inc. 6.375% 2008	3,770	3,761
Qwest Capital Funding, Inc. 7.00% 2009	23,625	23,979
Qwest Capital Funding, Inc. 7.90% 2010	16,835	17,508
Qwest Communications International Inc. 7.25% 2011	24,375	24,984
Qwest Capital Funding, Inc. 7.25% 2011	18,830	19,160
Qwest Corp. 8.875% 2012	3,600	4,077
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,830
U S WEST Capital Funding, Inc. 6.875% 2028	13,064	11,986
Qwest Capital Funding, Inc. 7.75% 2031	3,655	3,527
Nextel Communications, Inc. 6.875% 2013	14,500	15,139
Nextel Communications, Inc. 7.375% 2015	88,378	93,340
American Tower Corp. 7.25% 2011	5,425	5,669
American Tower Corp. 7.125% 2012	62,860	65,060
American Tower Corp. 7.50% 2012	18,300	19,215
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	37,697
Centennial Communications Corp. 10.25% 2013[1,3]	30,250	30,477
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	18,875	19,252
Intelsat, Ltd. 8.695% 2012[1,3]	18,150	18,536
Intelsat, Ltd. 8.25% 2013[3]	30,355	30,810
Intelsat, Ltd. 8.625% 2015[3]	13,350	13,550
NTELOS Inc. 9.39% 2012[1]	40,250	40,652
NTELOS Holding Corp. 12.90% 2013[1,3,4]	7,000	7,017
Cincinnati Bell Inc. 7.25% 2013	38,425	40,154
MetroPCS, Inc. 10.75% 2007[1]	24,975	26,224
MetroPCS, Inc. 8.25% 2011[1]	11,575	11,908
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	21,110	20,741
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,3]	7,045	6,834
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,3]	385	373
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	8,725	8,201
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	33,410	35,080
Rogers Wireless Inc. 7.25% 2012	11,725	12,385
Rogers Wireless Inc. 7.50% 2015	17,950	19,476
Rogers Cantel Inc. 9.75% 2016	1,625	1,970
SBA Communications Corp. 8.50% 2012	25,243	28,146
Rural Cellular Corp. 10.046% 2012[1,3]	24,900	25,211
Nextel Partners, Inc. 8.125% 2011	16,000	17,180
Millicom International Cellular SA 10.00% 2013	16,550	17,171
AT&T Corp. 9.05% 2011[1]	13,858	15,357
Cell C Ltd. 8.625% 2012	€11,955	15,167
AirGate PCS, Inc. 9.375% 2009[3]	4,533	4,760
Alamosa (Delaware), Inc. 8.50% 2012	1,925	2,091
iPCS, Inc. 11.50% 2012	1,500	1,729
		1,104,754

MATERIALS — 10.40%
Millennium America Inc. 9.25% 2008	29,825	32,323
Lyondell Chemical Co. 9.50% 2008	5,885	6,201
Equistar Chemicals, LP 10.125% 2008	15,650	17,058
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,855
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	40,450	44,697
Millennium America Inc. 7.625% 2026	1,000	960
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	5,969
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,378
Abitibi-Consolidated Inc. 8.55% 2010	10,902	11,093
Abitibi-Consolidated Co. of Canada 7.991% 2011[1]	20,500	19,834
Abitibi-Consolidated Co. of Canada 6.00% 2013	14,740	12,566
Abitibi-Consolidated Co. of Canada 8.375% 2015	34,400	33,110
Stone Container Corp. 9.25% 2008	6,425	6,618
Stone Container Corp. 9.75% 2011	6,075	6,166
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	38,660	37,307
Stone Container Corp. 8.375% 2012	8,515	8,281
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	28,930	26,760
JSG Funding PLC 9.625% 2012	6,517	6,550
JSG Funding PLC 7.75% 2015	€18,250	19,318
JSG Funding PLC 7.75% 2015	3,500	2,922
JSG Holdings PLC 11.50% 2015[4]	€46,622	49,689
Smurfit Capital Funding PLC 7.50% 2025	1,325	1,173
Graphic Packaging International, Inc. 8.50% 2011	37,815	38,099
Graphic Packaging International, Inc. 9.50% 2013	25,980	24,941
Owens-Illinois, Inc. 8.10% 2007	250	257
Owens-Illinois, Inc. 7.35% 2008	2,440	2,483
Owens-Brockway Glass Container Inc. 8.875% 2009	10,225	10,723
Owens-Illinois, Inc. 7.50% 2010	2,000	2,040
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,764
Owens-Brockway Glass Container Inc. 8.75% 2012	22,225	24,003
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	3,009
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	441
Rhodia 7.625% 2010	1,800	1,818
Rhodia SA 8.00% 2010	€8,075	10,076
Rhodia 10.25% 2010	25,365	27,901
Rhodia 8.875% 2011	500	515
Rhodia SA 9.25% 2011	€11,450	14,490
Associated Materials Inc. 9.75% 2012	20,660	20,040
AMH Holdings, Inc. 0%/11.25% 2014[2]	61,100	30,244
Building Materials Corp. of America, Series B, 8.00% 2007	5,850	5,945
Building Materials Corp. of America 8.00% 2008	10,245	10,411
Building Materials Corp. of America 7.75% 2014	34,360	33,329
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.025% 2012[1]	4,300	4,214
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	42,055	39,427
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	30,775	34,083
Nalco Co. 7.75% 2011	21,150	21,837
Nalco Co. 8.875% 2013	5,925	6,236
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[2]	2,800	2,114
United States Steel Corp. 10.75% 2008	4,571	5,074
United States Steel Corp. 9.75% 2010	20,923	22,858
Domtar Inc. 7.875% 2011	11,325	10,476
Domtar Inc. 7.125% 2015	19,135	16,408
Ainsworth Lumber Co. Ltd. 7.25% 2012	5,350	4,842
Ainsworth Lumber Co. Ltd. 6.75% 2014	13,730	11,842
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	4,745
Oregon Steel Mills, Inc. 10.00% 2009	19,274	20,720
Earle M. Jorgensen Co. 9.75% 2012	17,840	19,178
Sino-Forest Corp. 9.125% 2011[3]	16,810	18,113
Sino-Forest Corp. 9.125% 2011	825	889
Longview Fibre Co. 10.00% 2009	17,950	18,937
Neenah Paper, Inc. 7.375% 2014	20,275	18,400
Plastipak Holdings, Inc. 8.50% 2015[3]	16,190	16,433
Crompton Corp. 10.198% 2010[1]	8,325	9,199
Crompton Corp. 9.875% 2012	2,550	2,923
Rockwood Specialties Group, Inc. 10.625% 2011	511	563
Rockwood Specialties Group, Inc. 7.50% 2014	3,700	3,705
Rockwood Specialties Group, Inc. 7.625% 2014	€5,700	6,994
Steel Dynamics, Inc. 9.50% 2009	9,800	10,363
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	7,777	5,697
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	3,575	3,995
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	8,820
AEP Industries Inc. 7.875% 2013	8,000	7,862
Temple-Inland Inc. 6.375% 2016	7,500	7,664
Georgia-Pacific Corp. 7.50% 2006	2,625	2,655
Georgia-Pacific Corp. 8.125% 2011	3,200	3,220
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,450
Ispat Inland ULC 9.75% 2014	4,701	5,347
AK Steel Corp. 7.75% 2012	4,625	4,197
Huntsman LLC 11.40% 2011[1]	825	879
Huntsman LLC 11.50% 2012	500	569
Huntsman International LLC 7.50% 2015	€2,250	2,708
NOVA Chemicals Corp. 7.561% 2013[1,3]	4,000	4,105
Airgas, Inc. 6.25% 2014	3,500	3,456
Norampac Inc. 6.75% 2013	3,500	3,395
Koppers Inc. 9.875% 2013	3,000	3,270
Ball Corp. 6.875% 2012	2,500	2,594
Novelis Inc. 7.25% 2015[3]	2,750	2,578
PQ Corp. 7.50% 2013[3]	975	912
		1,054,303

INDUSTRIALS — 8.22%
Allied Waste North America, Inc. 8.50% 2008	16,500	17,407
Allied Waste North America, Inc., Series B, 8.875% 2008	16,750	17,755
Allied Waste North America, Inc., Series B, 6.50% 2010	14,500	14,427
Allied Waste North America, Inc., Series B, 5.75% 2011	24,380	23,222
Allied Waste North America, Inc., Series B, 6.125% 2014	10,000	9,475
Allied Waste North America, Inc., Series B, 7.375% 2014	22,830	22,316
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[8]	5,000	5,048
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[8]	4,961	4,441
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	5,934	5,171
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	3,862	3,386
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	14,233	12,358
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	10,659	10,649
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,720	3,628
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	12,444	12,728
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	12,051	10,676
NTK Holdings Inc. 0%/10.75% 2014[2]	52,460	33,050
THL Buildco, Inc. 8.50% 2014	33,945	32,927
DynCorp International and DIV Capital Corp. 9.50% 2013	43,070	45,008
Accuride Corp. 8.50% 2015	44,245	43,803
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	28,948	30,613
H-Lines Finance Holding Corp. 0%/11% 2013[2]	12,540	10,440
TFM, SA de CV 10.25% 2007	2,295	2,433
TFM, SA de CV 9.375% 2012[3]	30,900	33,990
TFM, SA de CV 12.50% 2012	2,310	2,645
Jacuzzi Brands, Inc. 9.625% 2010	33,155	35,393
United Air Lines, Inc. 9.00% 2003[7]	3,000	682
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8]	1,907	1,077
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	11,393	11,177
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[8]	7,364	6,415
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[8]	934	931
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[8]	3,407	3,339
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	11,460	11,323
Terex Corp. 9.25% 2011	13,020	13,964
Terex Corp., Class B, 10.375% 2011	7,700	8,200
Terex Corp. 7.375% 2014	9,075	9,030
United Rentals (North America), Inc., Series B, 6.50% 2012	20,675	20,236
United Rentals (North America), Inc. 7.75% 2013	10,425	10,216
DRS Technologies, Inc. 6.875% 2013	27,555	26,487
ACIH, Inc. 0%/11.50% 2012[2,3]	36,685	26,046
Bombardier Capital Inc., Series A, 6.125% 2006[3]	16,570	16,653
Bombardier Inc. 6.75% 2012[3]	6,600	6,138
Bombardier Inc. 6.30% 2014[3]	2,800	2,464
Goodman Global Holdings 7.49% 2012[1,3]	10,325	10,273
Goodman Global Holdings 7.875% 2012[3]	14,855	13,889
Williams Scotsman, Inc. 8.50% 2015	19,950	20,748
K&F Industries, Inc. 7.75% 2014	20,010	20,310
Argo-Tech Corp. 9.25% 2011	18,675	19,235
Northwest Airlines, Inc. 8.875% 2006[5]	8,315	3,201
Northwest Airlines, Inc. 8.70% 2007[5]	5,000	1,962
Northwest Airlines, Inc. 9.875% 2007[5]	9,500	3,752
Northwest Airlines, Inc. 7.875% 2008[5]	15,900	6,241
Northwest Airlines, Inc. 10.00% 2009[5]	7,300	2,792
AMR Corp. 10.15% 2006	3,000	2,970
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	4,690	4,663
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	7,270	7,670
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	2,263	1,855
Standard Aero Holdings, Inc. 8.25% 2014	20,390	16,822
Kansas City Southern Railway Co. 9.50% 2008	4,275	4,649
Kansas City Southern Railway Co. 7.50% 2009	7,115	7,382
Delta Air Lines, Inc. 8.00% 2007[3,5]	15,525	3,493
Delta Air Lines, Inc. 7.90% 2009[5]	5,000	1,150
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010	2,500	2,064
Delta Air Lines, Inc. 10.125% 2010[5]	1,650	375
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[8]	2,534	2,495
Delta Air Lines, Inc. 9.75% 2021[5]	2,200	500
Delta Air Lines, Inc. 10.375% 2022[5]	3,000	682
American Standard Inc. 8.25% 2009	5,190	5,651
American Standard Inc. 7.625% 2010	4,300	4,626
Ashtead Group PLC 8.625% 2015[3]	8,750	9,253
Ahern Rentals, Inc. 9.25% 2013[3]	7,805	8,254
Builders FirstSource, Inc. 8.59% 2012[1]	6,785	6,938
Cummins Inc. 9.50% 2010	5,550	6,022
UCAR Finance Inc. 10.25% 2012	5,551	5,891
AGCO Corp. 6.875% 2014	€3,750	4,590
Park-Ohio Industries, Inc. 8.375% 2014	4,225	3,718
International Shipholding Corp., Series B, 7.75% 2007	1,950	1,950
		833,433

UTILITIES — 5.72%
Edison Mission Energy 10.00% 2008	29,150	32,065
Mission Energy Holding Co. 13.50% 2008	38,350	44,678
Edison Mission Energy 7.73% 2009	39,250	40,722
Edison Mission Energy 9.875% 2011	38,850	45,503
Midwest Generation, LLC, Series B, 8.56% 2016[8]	26,185	28,492
Homer City Funding LLC 8.734% 2026[8]	9,398	10,996
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	18,253
AES Corp. 9.50% 2009	28,507	30,930
AES Corp. 9.375% 2010	13,644	14,974
AES Corp. 8.875% 2011	7,725	8,391
AES Corp. 8.75% 2013[3]	43,985	48,109
AES Gener SA 7.50% 2014	18,350	18,666
AES Corp. 9.00% 2015[3]	15,150	16,665
AES Red Oak, LLC, Series A, 8.54% 2019[8]	4,577	5,058
AES Red Oak, LLC, Series B, 9.20% 2029[8]	7,000	7,910
Dynegy Holdings Inc. 9.875% 2010[3]	20,950	23,071
Dynegy Holdings Inc. 10.125% 2013[3]	37,315	42,353
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,229
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,060
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,729
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,217	21,259
Sierra Pacific Resources 8.625% 2014	12,000	13,044
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,468
Sierra Pacific Resources 6.75% 2017[3]	3,500	3,500
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	22,275	24,224
Enersis SA 7.375% 2014	16,800	18,104
PSEG Energy Holdings Inc. 8.625% 2008	15,999	16,719
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,8]	4,870	4,775
FPL Energy American Wind, LLC 6.639% 2023[3,8]	7,663	7,989
Calpine Generating Co., LLC and CalGen Finance Corp. 10.041% 2010[1,8]	7,000	7,315
Calpine Corp. 8.40% 2012[3,8]	4,492	4,135
Electricidad de Caracas Finance BV 10.25% 2014[3]	7,480	7,985
		579,371

HEALTH CARE — 4.80%
Tenet Healthcare Corp. 6.375% 2011	32,035	29,392
Tenet Healthcare Corp. 7.375% 2013	7,640	7,086
Tenet Healthcare Corp. 9.875% 2014	41,700	42,430
Tenet Healthcare Corp. 9.25% 2015[3]	28,400	28,329
Quintiles Transnational Corp. 10.00% 2013	47,775	53,508
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[2]	28,115	20,946
Warner Chilcott Corp. 8.75% 2015[3]	48,325	44,701
HealthSouth Corp. 7.375% 2006	1,500	1,515
HealthSouth Corp. 7.00% 2008	1,000	1,008
HealthSouth Corp. 8.375% 2011	13,645	13,952
HealthSouth Corp. 7.625% 2012	26,195	26,719
Concentra Operating Corp. 9.50% 2010	26,250	27,300
Concentra Operating Corp. 9.125% 2012	13,740	14,221
Columbia/HCA Healthcare Corp. 7.00% 2007	7,755	7,951
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,039
HCA Inc. 5.50% 2009	14,750	14,641
HCA — The Healthcare Co. 8.75% 2010	6,660	7,399
HCA — The Healthcare Co. 7.875% 2011	1,250	1,350
HCA Inc. 6.30% 2012	2,975	3,005
Columbia/HCA Healthcare Corp. 7.69% 2025	1,000	1,043
Select Medical Corp. 7.625% 2015	11,000	10,643
Select Medical Holdings Corp. 9.933% 2015[1,3]	22,500	22,725
Accellent Inc. 10.50% 2013[3]	23,450	24,154
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	17,250	17,681
Omnicare, Inc. 6.75% 2013	6,000	6,098
Omnicare, Inc. 6.875% 2015	9,075	9,257
MedCath Holdings Corp. 9.875% 2012	13,575	14,390
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[3]	13,005	13,948
Triad Hospitals, Inc. 7.00% 2012	8,925	9,159
Health Net, Inc. 9.875% 2011[1]	4,635	5,415
Universal Hospital Services, Inc., Series B, 10.125% 2011	5,000	5,200
		486,205

ENERGY — 4.78%
Premcor Refining Group Inc. 9.25% 2010	12,675	13,738
Premcor Refining Group Inc. 6.125% 2011	4,000	4,139
Premcor Refining Group Inc. 6.75% 2011	24,675	26,165
Premcor Refining Group Inc. 9.50% 2013	22,350	24,924
Premcor Refining Group Inc. 6.75% 2014	5,000	5,259
Premcor Refining Group Inc. 7.50% 2015	29,775	31,759
Coastal Corp. 6.375% 2009	1,670	1,645
El Paso Energy Corp. 7.75% 2010[3]	9,325	9,558
El Paso Energy Corp. 7.375% 2012	1,525	1,540
El Paso Natural Gas Co. 7.50% 2026	1,640	1,701
Tennessee Gas Pipeline Co. 7.00% 2028	9,000	8,917
Southern Natural Gas Co. 7.35% 2031	16,375	16,881
Southern Natural Gas Co. 8.00% 2032	6,830	7,523
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	2,000	2,035
Williams Companies, Inc. 6.375% 2010[3]	6,000	6,023
Williams Companies, Inc. 7.125% 2011	1,900	1,983
Williams Companies, Inc. 8.125% 2012	11,425	12,510
Williams Companies, Inc. 8.75% 2032	21,470	25,013
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,803
Newfield Exploration Co. 7.625% 2011	3,500	3,763
Newfield Exploration Co. 8.375% 2012	23,500	25,263
Newfield Exploration Co. 6.625% 2014	14,575	14,903
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,8]	39,405	37,238
Petrozuata Finance, Inc., Series B, 8.22% 2017[8]	5,985	5,656
Pogo Producing Co. 6.875% 2017[3]	33,700	33,026
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	30,130	28,172
Overseas Shipholding Group, Inc. 8.25% 2013	15,985	16,984
Overseas Shipholding Group, Inc. 8.75% 2013	8,055	8,861
Overseas Shipholding Group, Inc. 7.50% 2024	1,150	1,144
Teekay Shipping Corp. 8.875% 2011	18,520	21,020
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	18,367	19,928
Encore Acquisition Co. 6.00% 2015	18,800	17,390
Massey Energy Co. 6.625% 2010	3,000	3,064
Massey Energy Co. 6.875% 2013[3]	10,925	11,075
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,315
Peabody Energy Corp. 5.875% 2016	4,000	3,915
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[3]	10,060	10,362
Whiting Petroleum Corp. 7.25% 2013	4,350	4,426
Compton Petroeum Finance Corp. 7.625% 2013[3]	4,150	4,264
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,501
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,445
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,8]	750	767
		484,598

CONSUMER STAPLES — 4.72%
Rite Aid Corp. 6.125% 2008[3]	7,950	7,513
Rite Aid Corp. 8.125% 2010	2,000	2,045
Rite Aid Corp. 9.50% 2011	7,975	8,454
Rite Aid Corp. 6.875% 2013	30,300	25,452
Rite Aid Corp. 9.25% 2013	12,750	12,017
Rite Aid Corp. 7.50% 2015	8,000	7,600
Rite Aid Corp. 7.70% 2027	11,780	9,247
Rite Aid Corp. 6.875% 2028	8,000	5,800
Koninklijke Ahold NV 5.875% 2008	€2,367	2,936
Ahold Finance U.S.A., Inc. 6.25% 2009	28,460	28,887
Ahold Finance U.S.A., Inc. 8.25% 2010	11,000	11,949
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[8]	1,864	1,995
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[8]	7,500	8,367
Ahold Finance U.S.A., Inc. 6.875% 2029	1,075	1,027
Stater Bros. Holdings Inc. 7.991% 2010[1]	6,450	6,482
Stater Bros. Holdings Inc. 8.125% 2012	37,005	36,820
Delhaize America, Inc. 8.125% 2011	33,645	36,844
Spectrum Brands, Inc. 7.375% 2015	41,845	35,150
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,150	2,129
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,000	30,360
Pathmark Stores, Inc. 8.75% 2012	29,810	27,984
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	18,450	18,635
Petro Stopping Centers, LP 9.00% 2012[3]	8,390	8,474
Playtex Products, Inc. 8.00% 2011	5,000	5,350
Playtex Products, Inc. 9.375% 2011	20,660	21,745
Gold Kist Inc. 10.25% 2014	21,141	23,678
Elizabeth Arden, Inc. 7.75% 2014	18,047	18,318
Winn-Dixie Stores, Inc. 8.875% 2008[5]	18,675	14,847
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[3,5,8]	3,045	2,316
Vitamin Shoppe Industries, Inc. 11.84% 2012[1,3]	16,160	16,483
Del Monte Corp., Series B, 8.625% 2012	10,550	11,262
Roundy’s Supermarkets, Inc., Term Loan, 7.324% 2011[1]	9,000	8,989
Constellation Brands, Inc. 8.125% 2012	5,500	5,748
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	5,280	5,729
Duane Reade Inc. 8.991% 2010[1]	6,000	5,610
Dole Food Co., Inc. 8.875% 2011	1,855	1,911
		478,153

INFORMATION TECHNOLOGY — 3.92%
Sanmina-SCI Corp. 10.375% 2010	$51,750	$57,443
Sanmina-SCI Corp. 6.75% 2013	11,500	10,997
Electronic Data Systems Corp. 7.125% 2009	16,800	17,866
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	41,040	42,240
Celestica Inc. 7.875% 2011	19,695	19,941
Celestica Inc. 7.625% 2013	29,880	29,619
Amkor Technology, Inc. 9.25% 2008	15,620	15,230
Amkor Technology, Inc. 10.50% 2009	10,020	9,269
Amkor Technology, Inc. 7.125% 2011	16,885	14,943
Amkor Technology, Inc. 7.75% 2013	8,125	7,109
SunGard Data Systems Inc. 3.75% 2009	2,550	2,333
SunGard Data Systems Inc. 9.125% 2013[3]	25,145	26,151
SunGard Data Systems Inc. 4.875% 2014	4,500	3,938
SunGard Data Systems Inc. 10.25% 2015[3]	6,000	6,030
Xerox Corp. 9.75% 2009	2,000	2,223
Xerox Corp. 7.125% 2010	21,100	22,076
Xerox Corp. 7.625% 2013	5,000	5,300
Nortel Networks Ltd. 6.125% 2006	24,575	24,698
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	16,150	15,948
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.741% 2011[1]	6,675	6,809
Freescale Semiconductor, Inc. 6.875% 2011	9,875	10,418
Jabil Circuit, Inc. 5.875% 2010	9,250	9,404
Solectron Corp., Series B, 7.375% 2006	8,895	8,973
Iron Mountain Inc. 7.75% 2015	8,410	8,515
Motorola, Inc. 7.50% 2025	2,000	2,413
Motorola, Inc. 5.22% 2097	4,550	3,778
Lucent Technologies Inc. 7.25% 2006	6,000	6,075
Viasystems, Inc. 10.50% 2011	5,000	4,838
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	2,600	2,678
Exodus Communications, Inc. 11.625% 2010[6,9]	3,774	0
		397,255

FINANCIALS — 3.41%
E*TRADE Financial Corp. 7.375% 2013[3]	2,250	2,289
E*TRADE Financial Corp. 7.875% 2015	48,420	50,236
Host Marriott, LP, Series G, 9.25% 2007	1,725	1,829
Host Marriott, LP, Series I, 9.50% 2007	2,050	2,132
Host Marriott, LP, Series M, 7.00% 2012	19,900	20,497
Host Marriott, LP, Series K, 7.125% 2013	14,375	15,022
Host Marriott, LP, Series O, 6.375% 2015	5,520	5,534
LaBranche & Co Inc. 9.50% 2009	25,705	27,247
LaBranche & Co Inc. 11.00% 2012	6,000	6,690
Rouse Co. 3.625% 2009	12,415	11,604
Rouse Co. 7.20% 2012	12,370	12,997
Rouse Co. 5.375% 2013	3,715	3,532
Lazard Group LLC 7.125% 2015	24,840	26,129
Kazkommerts International BV 8.50% 2013[3]	3,500	3,830
Kazkommerts International BV 8.50% 2013	1,500	1,642
Kazkommerts International BV 7.875% 2014[3]	10,000	10,550
Kazkommerts International BV 8.00% 2015[3]	6,000	6,379
MBNA Corp. 5.625% 2007	10,000	10,128
MBNA Capital A, Series A, 8.278% 2026	7,500	7,987
iStar Financial, Inc. 7.00% 2008	2,375	2,453
iStar Financial, Inc. 8.75% 2008	686	742
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,969
iStar Financial, Inc. 6.00% 2010	9,600	9,758
iStar Financial, Inc., Series B, 5.70% 2014	2,500	2,477
Providian Financial Corp., Series A, 9.525% 2027[3]	15,000	16,260
Fairfax Financial Holdings Ltd. 7.75% 2012	14,725	13,813
TuranAlem Finance BV 7.875% 2010	10,000	10,550
TuranAlem Finance BV 8.50% 2015[3]	2,280	2,461
FelCor Lodging LP 9.00% 2011[1]	11,505	12,656
Crescent Real Estate LP 7.50% 2007	12,320	12,566
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	12,180
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,693
Sovereign Capital Trust I 9.00% 2027	5,000	5,389
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	4,500	4,916
UnumProvident Finance Co. PLC 6.85% 2015[3]	4,600	4,800
Korea First Bank 7.267% 2034[1,3]	870	953
		345,890

NON-U.S. GOVERNMENT BONDS & NOTES — 4.54%
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 5.25% 2012[1]	4,971	4,933
Brazil (Federal Republic of) Global 10.25% 2013	26,500	31,932
Brazil (Federal Republic of) Global 10.50% 2014	3,000	3,684
Brazil (Federal Republic of) Global 8.00% 2018	6,820	7,376
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,118
Brazil (Federal Republic of) Global 11.00% 2040	27,610	35,624
Argentina (Republic of) 3.504% 2012[1]	36,580	28,217
Argentina (Republic of) 6.84% 2033[4,10]	ARS 87,026	31,464
Argentina (Republic of) GDP-Linked 2035	347,027	5,678
Argentina (Republic of) 0.72% 2038[10]	103,911	16,634
Russian Federation 8.25% 2010	6,000	6,401
Russian Federation 8.25% 2010[3]	5,000	5,334
Russian Federation 12.75% 2028	8,000	14,700
Russian Federation 5.00%/7.50% 2030[2]	32,365	36,572
Turkey (Republic of) Treasury Bill 0% 2006	TRY17,000	11,126
Turkey (Republic of) Treasury Bill 0% 2006	10,000	6,914
Turkey (Republic of) 20.00% 2007	23,983	19,496
Turkey (Republic of) 15.00% 2010	10,262	8,325
Panama (Republic of) Global 9.375% 2023	18,708	23,525
Panama (Republic of) Global 7.125% 2026	585	595
Panama (Republic of) Global 8.875% 2027	6,500	7,767
Panama (Republic of) 8.125% 2034	3,000	3,360
United Mexican States Government, Series M10, 10.50% 2011	MXP12,320	1,329
United Mexican States Government Global 6.375% 2013	6,000	6,390
United Mexican States Government Global 11.375% 2016	6,751	9,941
United Mexican States Government, Series M20, 10.00% 2024	MXP70,000	7,470
United Mexican States Government Global 8.30% 2031	3,020	3,888
United Mexican States Government Global 7.50% 2033	2,285	2,711
Peru (Republic of) 9.125% 2012	4,909	5,633
Peru (Republic of) 9.875% 2015	13,500	16,267
Peru (Republic of) 8.375% 2016	2,500	2,756
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1]	357	338
Peru (Republic of) 7.35% 2025	500	495
Dominican Republic 9.50% 2011[4]	5,368	5,691
Dominican Republic 9.50% 2011[3,4]	3,279	3,475
Dominican Republic 9.04% 2018[3,4]	8,607	9,102
Dominican Republic 9.04% 2018[4]	4,688	4,957
Dominican Republic 5.39% 2024[1]	500	462
Colombia (Republic of) Global 10.00% 2012	1,500	1,792
Colombia (Republic of) Global 10.75% 2013	8,550	10,645
Colombia (Republic of) Global 11.75% 2020	4,000	5,550
Colombia (Republic of) Global 10.375% 2033	1,700	2,248
Venezuela (Republic of) 10.75% 2013	6,000	7,395
Venezuela (Republic of) Global 8.50% 2014	1,250	1,378
Venezuela (Republic of) 9.25% 2027	3,935	4,673
Venezuela (Republic of) 9.375% 2034	3,000	3,562
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[3]	4,000	5,180
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	5,180
Ecuador (Republic of) 9.375% 2015[3]	1,750	1,641
Ecuador (Republic of) 9.00% 2030[1]	5,550	5,106
State of Qatar 9.75% 2030	3,500	5,355
Banque Centrale de Tunisie 7.375% 2012	3,500	3,911
El Salvador (Republic of) 7.75% 2023[3]	2,775	3,039
Jamaican Government 10.625% 2017	255	277
Lebanon (Republic of) 11.625% 2016	195	244
		459,856

U.S. TREASURY BONDS & NOTES — 0.40%
U.S. Treasury 7.00% 2006	10,000	10,133
U.S. Treasury 3.25% 2007[11]	5,000	4,910
U.S. Treasury 6.625% 2007[11]	25,000	25,726
		40,769

MUNICIPALS — 0.30%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027[11]	24,080	25,436
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	4,500	4,608
		30,044

ASSET-BACKED OBLIGATIONS[8]— 0.16%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	16,500	15,921

Total bonds & notes (cost: $8,859,795,000)		8,926,020

Convertible securities — 2.54%	Shares or principal amount

CONSUMER DISCRETIONARY — 1.07%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€42,233,000	50,698
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009	8,825,000	8,527
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	1,000,000	23,120
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	30,692,500	18,293
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	160,600	4,433
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,4,6]	300	2,927
		107,998

INFORMATION TECHNOLOGY — 0.72%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	17,850,000	17,493
Micron Technology, Inc. 2.50% convertible notes 2010	5,000,000	5,812
Micron Technology, Inc. 2.50% convertible notes 2010[3]	8,000,000	9,300
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	14,700,000	14,204
Amkor Technology, Inc. 5.75% convertible notes 2006	12,238,600	12,162
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	12,000,000	11,550
LSI Logic Corp. 4.00% convertible notes 2006	3,000,000	2,978
		73,499

TELECOMMUNICATION SERVICES — 0.25%
American Tower Corp. 5.00% convertible debentures 2010	$25,925,000	$25,828

UTILITIES — 0.21%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,050

INDUSTRIALS — 0.17%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	180,000	17,055

FINANCIALS — 0.12%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	200,000	10,070
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	112,200	2,400
		12,470

Total convertible securities (cost: $220,341,000)		257,900

Preferred securities — 1.93%	Shares

FINANCIALS — 1.92%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	52,248,000	57,815
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	30,925,000	33,451
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	1,125,000	30,656
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[3]	546,648	14,008
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	28,963,000	32,030
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	13,297,000	14,570
Fannie Mae, Series O, 7.00% preferred[3]	150,000	8,212
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred	55,994	3,136
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (undated)[1,3]	1,000	1,063
		194,941

CONSUMER DISCRETIONARY — 0.01%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033	178,800	796
Adelphia Communications Corp., Series B, 13.00% preferred 2009[12]	36,196	18
		814

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	470

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,12,13]	1,868	0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[4,6,12]	40	0

Total preferred securities (cost: $167,997,000)		196,225

Common stocks — 1.17%

TELECOMMUNICATION SERVICES — 0.56%
Dobson Communications Corp., Class A12	3,435,685	25,768
Sprint Nextel Corp.	777,508	18,163
AT&T Inc.	500,000	12,245
Cincinnati Bell Inc.[12]	70,740	248
XO Communications, Inc.[12]	18,882	34
		56,458

UTILITIES — 0.33%
Drax Group PLC[12]	3,969,950	$33,773

INFORMATION TECHNOLOGY — 0.11%
Fairchild Semiconductor International, Inc.[12]	500,000	8,455
ZiLOG, Inc.[12,13]	1,140,500	2,783
		11,238

CONSUMER DISCRETIONARY — 0.08%
Emmis Communications Corp., Class A12	201,000	4,002
Viacom Inc., Class B, nonvoting	63,225	2,061
Clear Channel Communications, Inc.	51,012	1,604
Radio One, Inc., Class D, nonvoting[12]	44,000	455
Radio One, Inc., Class A12	22,000	226
CCE Spinco, Inc.[12]	6,376	83
		8,431

FINANCIALS — 0.05%
Equity Office Properties Trust	150,000	4,550

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[6,12]	3,064,647	3,065
Delta Air Lines, Inc.[12]	766,165	575
		3,640

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,12,13]	576,849	288

Total common stocks (cost: $118,905,000)		118,378

Warrants — 0.14%

TELECOMMUNICATION SERVICES — 0.14%
American Tower Corp., warrants, expire 2008[3,12]	38,250	13,808
XO Communications, Inc., Series A, warrants, expire 2010[12]	37,767	9
XO Communications, Inc., Series B, warrants, expire 2010[12]	28,325	4
XO Communications, Inc., Series C, warrants, expire 2010[12]	28,325	3
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,12]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[3,6,12]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[3,6,12]	5,000	0

Total warrants (cost: $1,126,000)		13,824

Short-term securities — 3.59%	Principal amount (000)

Clipper Receivables Co., LLC 4.07%-4.30% due 1/4-2/10/2006[3]	$76,400	76,274
Ciesco LLC 4.37% due 3/1/2006[3,11]	35,300	35,054
Citigroup Funding Inc. 4.36% due 2/22/2006	13,500	13,419
Fannie Mae 4.23% due 2/13/2006	25,000	24,871
Fannie Mae 4.25% due 3/3/2006[11]	21,000	20,846
Preferred Receivables Funding Corp. 4.32% due 1/30/2006[3]	29,600	29,493
Park Avenue Receivables Co., LLC 4.23% due 1/3/2006[3]	14,800	14,795
Pfizer Investment Capital PLC 4.23% due 1/19/2006[3]	40,900	40,809
Wal-Mart Stores Inc. 4.08% due 1/10/2006[3]	34,000	33,961
Atlantic Industries 4.21%-4.22% due 1/9-1/25/2006[3]	31,900	31,822
Estée Lauder Companies Inc. 4.27% due 1/18/2006[3]	20,000	19,957
Hershey Co. 4.24% due 1/10/2006[3]	9,900	9,888
Freddie Mac 4.18% due 2/1/2006	8,200	8,170
Concentrate Manufacturing Co. of Ireland 4.26% due 1/20/2006[3,11]	4,400	4,390

Total short-term securities (cost: $363,731,000)		363,749

Total investment securities (cost: $9,731,895,000)		9,876,096
Other assets less liabilities		259,357

Net assets		$10,135,453

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,870,845,000, which represented 18.46% of the net assets of the fund.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Scheduled interest payments not made; reorganization pending.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Company did not make principal payment upon scheduled maturity date; reorganization pending.
8Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
9Company not making scheduled interest payments; bankruptcy proceedings pending.
10Index-linked bond whose principal amount moves with a government retail price index.
11This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
12Security did not produce income during the last 12 months.
13Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2005, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend/interest income (000)	Market value of affilates at 12/31/05 (000

ZiLOG, Inc.	1,140,500	—	—	1,140,500	$—	$2,783
ZiLOG, Inc. — MOD III Inc., units	1,868	—	—	1,868	—	0
Clarent Hospital Corp.	576,849	—	—	576,849	—	288

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$ 456,375
Gross unrealized depreciation on investment securities	(324,040)
Net unrealized appreciation on investment securities	132,335
Cost of investment securities for federal income tax purposes	9,743,761

MFGEFP-921-0206-S4520

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: February 28, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: February 28, 2006